Related Party Transactions and Balances (Details Textual) $ in Thousands, ¥ in Millions					1 Months Ended						12 Months Ended
	Apr. 08, 2013	Aug. 12, 2010 USD ($)	Aug. 12, 2010 CNY (¥)	Aug. 12, 2004 CNY (¥)	Aug. 23, 2017 USD ($)	Aug. 23, 2017 CNY (¥)	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CNY (¥)	Jun. 30, 2007 USD ($)	Jun. 30, 2007 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)
Interest Expense, Related Party											$ 262	$ 176	$ 183
Proceeds from Related Party Debt											4,440	0	0
Due to Related Parties, Noncurrent											7,070	0
Due to Related Parties											7,070	2,304
Loan One [Member]
Proceeds from Related Party Debt					$ 4,611	¥ 30.0
Loan Two [Member]
Due to Related Parties, Noncurrent															$ 2,459	¥ 16.0
Dalian Jin Gang Group [Member]
Interest Expense, Related Party											$ 262	176	$ 183
Dalian Jin Gang Group [Member] | Loan One [Member]
Debt Instrument, Interest Rate, Stated Percentage											6.00%
Dalian Jin Gang Group [Member] | Loan Two [Member]
Debt Instrument, Interest Rate, Stated Percentage											7.20%
Sino Bioway Biotech Group Holding Limited [Member]
Related Party Transaction, Prepaid Lease Payments											$ 391	$ 366
Related Party Transaction Operating Leases Number of Lease Agreements Amended	5
Related Party Transaction Number of Supplemental Agreements With Related Party	3
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreements Production Plant And Laboratory [Member]
Related Party Transaction, Operating Lease Annual Rent				¥ 1.4										$ 201
Related Party Transaction, Lease Term				20 years
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreement Before Amendment Production Plant And Laboratory [Member]
Related Party Transaction, Operating Lease Annual Rent		$ 75	¥ 0.5
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreement After Amendment Production Plant And Laboratory [Member]
Related Party Transaction, Operating Lease Annual Rent		$ 201	¥ 1.4
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreement Expansion Of Production Plant [Member]
Related Party Transaction, Operating Lease Annual Rent									$ 302
Sino Bioway Biotech Group Holding Limited [Member] | Operating Lease Agreement Expansion Of Research And Development Business [Member]
Related Party Transaction, Operating Lease Annual Rent							$ 149	¥ 1.0		¥ 2.0
Related Party Transaction, Lease Term							5 years	5 years	20 years	20 years